Fair Value Measurements - Schedule of Derivative Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Liabilities:
Derivative liabilities	$ 26,720,000	$ 59,536,667
Warrants
Liabilities:
Derivative liabilities	12,150,000	19,350,000
Private Placement Warrants
Liabilities:
Derivative liabilities	9,900,000	15,766,667
Forward Purchase Agreements (FPAs)
Liabilities:
Derivative liabilities	4,670,000	24,420,000
Fair Value, Recurring
Liabilities:
Derivative liabilities	26,720,000	59,536,667
Fair Value, Recurring | Warrants
Liabilities:
Derivative liabilities	12,150,000	19,350,000
Fair Value, Recurring | Private Placement Warrants
Liabilities:
Derivative liabilities	9,900,000	15,766,667
Fair Value, Recurring | Forward Purchase Agreements (FPAs)
Liabilities:
Derivative liabilities	4,670,000	24,420,000
Fair Value, Recurring | Fair Value, Inputs, Level 1
Liabilities:
Derivative liabilities	12,150,000	19,350,000
Fair Value, Recurring | Fair Value, Inputs, Level 1 | Warrants
Liabilities:
Derivative liabilities	12,150,000	19,350,000
Fair Value, Recurring | Fair Value, Inputs, Level 2
Liabilities:
Derivative liabilities	9,900,000	15,766,667
Fair Value, Recurring | Fair Value, Inputs, Level 2 | Private Placement Warrants
Liabilities:
Derivative liabilities	9,900,000	15,766,667
Fair Value, Recurring | Fair Value, Inputs, Level 3
Liabilities:
Derivative liabilities	4,670,000	24,420,000
Fair Value, Recurring | Fair Value, Inputs, Level 3 | Forward Purchase Agreements (FPAs)
Liabilities:
Derivative liabilities	$ 4,670,000	$ 24,420,000